Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Option Awards
The Stock Option and Compensation Committee does not take material non-public information into account when determining the timing and terms of option awards, and the Company does not time the disclosure of material non-public information for the purpose of affecting the value of such awards.

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
The Stock Option and Compensation Committee does not take material non-public information into account when determining the timing and terms of option awards, and the Company does not time the disclosure of material non-public information for the purpose of affecting the value of such awards.

MNPI Disclosure Timed for Compensation Value	false